Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 14 – Earnings Per Share

Basic earnings per common share is computed by dividing net income available to common stockholders by the weighted average of common shares outstanding during the period.  Diluted earnings per common share adjusts basic earnings per common share for the effects of stock options and restricted stock in the periods where such items are dilutive.

On August 30, 2013, 46,743,316 shares of our common stock were distributed to the shareholders of Murphy Oil in connection with the separation.  For comparative purposes, we have assumed this amount to be outstanding as of the beginning of each prior period prior to the separation presented in the calculation of weighted average shares outstanding.

The following table provides a reconciliation of basic and diluted earnings per share computations for the years ended December 31, 2013, 2012 and 2011 (in thousands, except per share amounts):

	Years ended December 31,
(Thousands of dollars except per share amounts)	2013	2012	2011

Earnings per common share:

Net income attributable to common stockholders	$235,033	$83,568	$324,020
Weighted average common shares outstanding (in thousands)	46,743	46,743	46,743
Total earnings per share	$5.03	$1.79	$6.93

Earnings per common share - assuming dilution:	Years ended December 31,
	2013	2012	2011
Net income attributable to common stockholders	$235,033	$83,568	$324,020
Weighted average common shares outstanding (in thousands)	46,743	46,743	46,743
Common equivalent shares:
Dilutive options	115	-	-
Weighted average common shares outstanding - assuming dilution (in thousands)	46,858	46,743	46,743
Earnings per share - assuming dilution	$5.02	$1.79	$6.93